Expense Example	Oct. 24, 2025 USD ($)
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	528
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	1,586
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,052
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	$ 1,815